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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-37936


            SUPPLEMENT DATED JANUARY 18, 2002 TO THE PROSPECTUS OF
                       MORGAN STANLEY NEW DISCOVERIES FUND
                            DATED OCTOBER 31, 2001


The third paragraph of the section of the Prospectus titled "THE FUND-Fund Management" is hereby replaced by the following:

      The Fund's portfolio is managed by the Small/Mid-Cap Growth team. Current members of the team include Dennis Lynch and David Cohen, Vice Presidents of the Sub-Advisor, and David P. Chu, an Executive Director of the Sub-Advisor.